Shareholder Report, Line Graph (Details) 192639_Grayscale Bitcoin Premium Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 02, 2025	Dec. 31, 2025
Grayscale Bitcoin Premium Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Grayscale Bitcoin Premium Income ETF NAV
Accumulated Value	$ 10,000	$ 10,047
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Accumulated Value	10,000	$ 12,267
CoinDesk Bitcoin Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CoinDesk Bitcoin Index
Accumulated Value	$ 10,000	$ 10,305